UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
       X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
1 January 2018 to 31 December 2018
   CLYDESDALE BANK PLC1
(Exact name of issuing entity as specified in its charter)

Date of Report (Date of earliest event reported) 6 February 2019
Commission File Number of securitizer: 025-01156
Central Index Key Number of securitizer: 0001554180

                                                        Stephen Hynes, Phone: +44 (0) 20 3216 2663
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________
Central Index Key Number of underwriter (if applicable):   ________

Name and telephone number, including area code, of the person to contact in connection with this filing
1 Clydesdale Bank PLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CLYDESDALE BANK PLC
(Securitizer)
By:	/s/ Miles Storey
Name: Miles Storey Title: Treasurer